EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MICHIGAN MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2010
as revised February 17, 2011

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated January 1, 2011
as revised February 17, 2011

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
EATON VANCE RHODE ISLAND MUNICIPAL INCOME FUND
Supplement to Prospectus dated February 1, 2011

EATON VANCE BUILD AMERICA BOND FUND
Supplement to Prospectus dated March 1, 2011

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND
Supplement to Prospectus dated June 1, 2010
as revised February 17, 2011

1.	The following replaces the sales charge schedule under "Class A Front-End Sales Charge." in "Sales Charges":

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00**	0.00**	0.75%

* Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

May 4, 2011	5109-5/11 COMBPROSPS